Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Securities
Less than 12 Months, Fair Value	$ 155,816	$ 14,204
Less than 12 Months, Unrealized Losses	(9,941)	(148)
12 Months or More, Fair Value	10,300
12 Months or More, Unrealized Losses	(1,501)
Total, Fair Value	166,116	14,204
Total, Unrealized Losses	(11,442)	(148)
U.S. government agencies
Securities
Less than 12 Months, Fair Value	44,032
Less than 12 Months, Unrealized Losses	(968)
Total, Fair Value	44,032
Total, Unrealized Losses	(968)
Subordinated notes
Securities
Less than 12 Months, Fair Value	11,185	14,204
Less than 12 Months, Unrealized Losses	(1,565)	(148)
12 Months or More, Fair Value	10,300
12 Months or More, Unrealized Losses	(1,501)
Total, Fair Value	21,485	14,204
Total, Unrealized Losses	(3,066)	$ (148)
State and municipal obligations
Securities
Less than 12 Months, Fair Value	100,599
Less than 12 Months, Unrealized Losses	(7,408)
Total, Fair Value	100,599
Total, Unrealized Losses	$ (7,408)